Leases - Schedule of Lease, Cost (Details)	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Weighted-average remaining lease term	1 year 8 months 12 days	10 months 24 days
Weighted-average discount rate	4.90%	5.10%